Exhibit 99.1

World Omni Auto Receivables Trust 2019-B

Monthly Servicer Certificate

April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	338,103,763.84	20,144
Yield Supplement Overcollateralization Amount 03/31/21	12,367,070.70	0
Receivables Balance 03/31/21	350,470,834.54	20,144
Principal Payments	18,348,028.58	767
Defaulted Receivables	554,502.40	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	11,467,045.81	0
Pool Balance at 04/30/21	320,101,257.75	19,352

Pool Statistics	$ Amount	# of Accounts
Pool Factor	37.70%
Prepayment ABS Speed	1.66%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,769,345.87	89
Past Due 61-90 days	521,625.91	24
Past Due 91-120 days	106,346.90	8
Past Due 121+ days	0.00	0
Total	2,397,318.68	121

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.72%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.19%
Delinquency Trigger Occurred	NO

Recoveries	588,944.25
Aggregate Net Losses/(Gains) - April 2021	(34,441.85)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.12%
Prior Net Losses Ratio	-0.08%
Second Prior Net Losses Ratio	-0.20%
Third Prior Net Losses Ratio	0.33%
Four Month Average	-0.02%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.78%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average APR	4.14%
Weighted Average APR, Yield Adjusted	6.38%
Weighted Average Remaining Term	42.11

Flow of Funds	$ Amount
Collections	20,148,140.32
Investment Earnings on Cash Accounts	46.33
Servicing Fee	(292,059.03)
Transfer to Collection Account	-
Available Funds	19,856,127.62

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	643,577.55
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,401,855.52
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	12,450,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,119,262.73

Total Distributions of Available Funds	19,856,127.62

Servicing Fee	292,059.03
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	333,953,113.27
Principal Paid	18,002,506.09
Note Balance @ 05/17/21	315,950,607.18

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-3
Note Balance @ 04/15/21	214,783,113.27
Principal Paid	18,002,506.09
Note Balance @ 05/17/21	196,780,607.18
Note Factor @ 05/17/21	73.1689623%

Class A-4
Note Balance @ 04/15/21	81,820,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	81,820,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	24,900,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	24,900,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	12,450,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	12,450,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	734,358.80
Total Principal Paid	18,002,506.09
Total Paid	18,736,864.89

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	463,573.55
Principal Paid	18,002,506.09
Total Paid to A-3 Holders	18,466,079.64

Class A-4
Coupon	2.64000%
Interest Paid	180,004.00
Principal Paid	0.00
Total Paid to A-4 Holders	180,004.00

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8868532
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.7408443
Total Distribution Amount	22.6276975

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.7237062
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	66.9387450
Total A-3 Distribution Amount	68.6624512

A-4 Interest Distribution Amount	2.2000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2000000

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	77.87
Noteholders' Third Priority Principal Distributable Amount	691.57
Noteholders' Principal Distributable Amount	230.56

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,075,325.29
Investment Earnings	29.84
Investment Earnings Paid	(29.84)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$674,098.97	$1,108,278.02	$999,866.50
Number of Extensions	28	48	47
Ratio of extensions to Beginning of Period Receivables Balance	0.19%	0.30%	0.26%